Net Income Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares	272,031	0	0
Vested units	350,000	426,104
Non-vested units	1,050,000	178,170
Share-Based Payment Arrangement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Vested units		247,934	247,933
Antidilutive units		247,934	495,867
Non-vested units		247,934	495,867